Investment Properties	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Investment Properties
17.	INVESTMENT PROPERTIES
For the year ended December
 31, 2020

	Land	Buildings and Improvements	Right-of-use Assets	Total
	NT$	NT$	NT$	NT$

Cost

Balance at January 1, 2020	$35,965	$7,710,369	$6,567,792	$14,314,126
Additions	—	6,352	—	6,352
Disposals	—	(1,902)	—	(1,902)
Reclassifi c ation	—	(3,884)	46,201	42,317
Effects of foreign currency exchange differences	—	111,870	124,920	236,790

Balance at December 31, 2020	$35,965	$7,822,805	$6,738,913	$14,597,683

	Land	Buildings and Improvements	Right-of-use Assets	Total
	NT$	NT$	NT$	NT$

Accumulated depreciation

Balance at January 1, 2020	$—	$972,571	$487,484	$1,460,055
Depreciation expenses	—	353,048	209,212	562,260
Disposals	—	(1,293)	—	(1,293)
Reclassification	—	(1,498)	10,617	9,119
Effects of foreign currency exchange differences	—	19,639	9,820	29,459

Balance at December 31, 2020	$—	$1,342,467	$717,133	$2,059,600

Carrying amount at December 31, 2020	$35,965	$6,480,338	$6,021,780	$12,538,083

For the year ended December
 31, 2021

	Land	Buildings and Improvements	Right-of-use Assets	Total
	NT$	NT$	NT$	NT$

Cost

Balance at January 1, 2021	$35,965	$7,822,805	$6,738,913	$14,597,683
Disposals	—	(5,350)	—	(5,350)
Disposal of subsidiaries (Note 30)	—	(1,290,187)	(87,412)	(1,377,599)
Reclassification (Note 12)	(393)	9,818,133	3,398,139	13,215,879
Effects of foreign currency exchange differences	—	30,697	(6,962)	23,735

Balance at December 31, 2021	$35,572	$16,376,098	$10,042,678	$26,454,348

Accumulated depreciation

Balance at January 1, 2021	$—	$1,342,467	$717,133	$2,059,600
Depreciation expenses	—	482,625	268,422	751,047
Disposals	—	(3,671)	—	(3,671)
Disposal of subsidiaries (Note 30)	—	(570,403)	(19,946)	(590,349)
Reclassification	—	2,014,201	78,914	2,093,115
Effects of foreign currency e x change differences	—	6,927	(7,108)	(181)

Balance at December 31, 2021	$—	$3,272,146	$1,037,415	$4,309,561

Carrying amount at December 31, 2021	$35,572	$13,103,952	$9,005,263	$22,144,787

For the year ended December 31, 2022

	Land	Buildings and Improvements	Right-of-use Assets	Total
	NT$	NT$	NT$	NT$

Cost

Balance at January 1, 2022	$35,572	$16,376,098	$10,042,678	$26,454,348
Additions	—	114,786	—	114,786
Disposals	—	(9,770)	—	(9,770)
Reclassification	—	39,158	(10,314)	28,844
Effects of foreign currency exchan g e differences	—	237,171	143,516	380,687

Balance at December 31, 2022	$35,572	$16,757,443	$10,175,880	$26,968,895

Accumulated depreciation

Balance at January 1, 2022	$—	$3,272,146	$1,037,415	$4,309,561
Depreciation expenses	—	779,431	327,583	1,107,014
Disposals	—	(8,354)	—	(8,354)
Reclassification	—	(198,631)	(12,186)	(210,817)
Effects of foreign currency exchange differences	—	23,515	18,884	42,399

Balance at December 31, 2022	$—	$3,868,107	$1,371,696	$5,239,803

Carrying amount at December 31, 2022	$35,572	$12,889,336	$8,804,184	$21,729,092

	Land	Buildings and Improvements	Right-of-use Assets	Total
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Cost

Balance at January 1, 2022	$1,158	$532,903	$326,804	$860,865
Additions	—	3,735	—	3,735
Disposals	—	(318)	—	(318)
Reclassification	—	1,274	(336)	938
Effects of foreign currency exchange differences	—	7,718	4,670	12,388

Balance at December 31, 2022	$1,158	$545,312	$331,138	$877,608

Accumulated depreciation

Balance at January 1, 2022	$—	$106,481	$33,759	$140,240
Depreciation expenses	—	25,364	10,660	36,024
Disposals	—	(272)	—	(272)
Reclassification	—	(6,464)	(397)	(6,861)
Effects of foreign currency exchange differences	—	765	615	1,380

Balance at December 31, 2022	$—	$125,874	$44,637	$170,511

Carrying amount at December 31, 2022	$1,158	$419,438	$286,501	$707,097

Construction in progress located on Hutai Road in Shanghai was completed in 2021 and immediately leased out for shopping centers business. As a result, the Group reclassified those buildings and land use right under the line item of “inventories related to real estate - construction in progress” to investment properties with amount of NT$9,722,579 thousand.
Right-of-use
assets included in investment properties were leasehold land located in Shanghai and were subleased under operating leases.
The abovementioned investment properties were leased out for 1 to 20 years, with an option to extend for an additional lease term. The lease contracts contain market review clauses in the event that the lessees exercise their options to extend. The lessees do not have bargain purchase options to acquire the investment properties at the expiry of the lease term.
In addition to fixed lease payments, some of the lease contracts also indicated that the lessees should make variable payments determined at a specific percentage of the excess of respective lessee’s monthly revenues over a specific amount.
The maturity analysis of lease payments receivable under operating leases of investment properties was as follows:

	December 31
	2021	2022
	NT$	NT$	US$ (Note 4)

Year 1	$1,693,659	$1,683,010	$54,768
Year 2	1,405,450	1,380,058	44,909
Year 3	1,210,891	1,119,779	36,439
Year 4	1,019,498	990,867	32,244
Year 5	929,609	808,851	26,321
Year 6 onwards	3,241,525	2,492,305	81,103

	$9,500,632	$8,474,870	$275,784

The investment properties were depreciated on a straight-line basis over the following useful lives:

Main buildings	10-40 years
Right-of-use assets	10-50 years
Because the market conditions were severely affected by
COVID-19
in 2020, 2021 and 2022, the Group agreed to provide unconditional rent concessions for some lease contracts. The rent concessions were accounted for as adjustments to related income over the remaining lease term. For the years ended December 31, 2020, 2021 and 2022, total amount from the rent concessions were NT$54,139 thousand, NT$3,865 thousand and NT$114,538 thousand (US$3,727 thousand), respectively.

The fair value of the investment properties was measured using the market approach and the income approach based on level 3 inputs by independent professional appraisers. The significant unobservable inputs were discount rates. The fair value of the investment properties was as follows:

	December 31
	2021	2022
	NT$	NT$	US$ (Note 4)

Fair value	$36,158,216	$36,869,289	$1,199,782

Refer to Note 36 for the carrying amount of the investment properties that had been pledged by the Group to secure borrowings.